Summary of Significant Accounting Policies (LendingClub Corp) (Details Narrative) 10Q - Accounting Standards Update 2016-09 [Member] - LendingClub Corp [Member] $ in Thousands	Mar. 31, 2017 USD ($)
Deferred tax assets	$ 56,500
Retained Earnings [Member]
Cumulative effect of adjustment	$ 1,400